PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)

Common Stocks – 95.2% of Net Assets

	Auto Components – 1.5%
176,567	BorgWarner, Inc.	$5,544,204

	Automobiles – 2.2%
258,260	General Motors Co.	8,287,563

	Banks – 7.1%
182,536	Bank of America Corp.	5,512,587
209,718	Citigroup, Inc.	8,738,949
297,504	Wells Fargo & Co.	11,965,611

		26,217,147

	Building Products – 2.4%
67,900	Fortune Brands Home & Security, Inc.	3,645,551
116,400	Masco Corp.	5,434,716

		9,080,267

	Capital Markets – 13.0%
143,482	Bank of New York Mellon Corp. (The)	5,526,927
115,539	Charles Schwab Corp. (The)	8,303,788
25,898	Goldman Sachs Group, Inc. (The)	7,589,409
65,110	Intercontinental Exchange, Inc.	5,882,689
263,310	KKR & Co., Inc.	11,322,330
5,321	Moody’s Corp.	1,293,588
137,266	State Street Corp.	8,347,145

		48,265,876

	Consumer Finance – 5.9%
362,554	Ally Financial, Inc.	10,089,878
21,073	American Express Co.	2,842,958
95,206	Capital One Financial Corp.	8,775,137

		21,707,973

	Electronic Equipment, Instruments & Components – 0.6%
20,265	TE Connectivity Ltd.	2,236,445

	Entertainment – 6.2%
45,126	Netflix, Inc.(a)	10,624,465
46,197	Take-Two Interactive Software, Inc.(a)	5,035,473
40,700	Walt Disney Co. (The)(a)	3,839,231
299,000	Warner Bros. Discovery, Inc.(a)	3,438,500

		22,937,669

	Health Care Providers & Services – 2.0%
39,719	HCA Healthcare, Inc.	7,299,955

	Hotels, Restaurants & Leisure – 2.6%
3,983	Booking Holdings, Inc.(a)	6,544,906
25,828	Hilton Worldwide Holdings, Inc.	3,115,373

		9,660,279

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 1.6%
153,500	PulteGroup, Inc.	$5,756,250

	Industrial Conglomerates – 0.6%
37,524	General Electric Co.	2,323,111

	Insurance – 4.8%
111,035	American International Group, Inc.	5,271,942
37,437	Reinsurance Group of America, Inc.	4,709,949
39,363	Willis Towers Watson PLC	7,909,601

		17,891,492

	Interactive Media & Services – 8.2%
132,920	Alphabet, Inc., Class A(a)	12,713,798
67,266	Meta Platforms, Inc., Class A(a)	9,126,651
373,700	Pinterest, Inc., Class A(a)	8,707,210

		30,547,659

	Internet & Direct Marketing Retail – 4.6%
68,700	Amazon.com, Inc.(a)	7,763,100
117,065	eBay, Inc.	4,309,163
48,900	Etsy, Inc.(a)	4,896,357

		16,968,620

	IT Services – 5.7%
95,069	Fiserv, Inc.(a)	8,895,606
22,766	Gartner, Inc.(a)	6,299,125
55,400	Global Payments, Inc.	5,985,970

		21,180,701

	Machinery – 3.4%
9,271	Cummins, Inc.	1,886,741
54,266	PACCAR, Inc.	4,541,522
25,500	Parker-Hannifin Corp.	6,178,905

		12,607,168

	Media – 3.4%
21,644	Charter Communications, Inc., Class A(a)	6,565,707
206,442	Comcast Corp., Class A	6,054,944

		12,620,651

	Oil, Gas & Consumable Fuels – 8.2%
258,772	APA Corp.	8,847,415
68,777	ConocoPhillips	7,038,638
23,712	Diamondback Energy, Inc.	2,856,348
103,477	EOG Resources, Inc.	11,561,485

		30,303,886

	Professional Services – 1.6%
34,000	Equifax, Inc.	5,828,620

	Real Estate Management & Development – 1.9%
105,118	CBRE Group, Inc., Class A(a)	7,096,516

Shares	Description	Value (†)

Common Stocks – continued

	Road & Rail – 1.0%
137,600	Uber Technologies, Inc.(a)	$3,646,400

	Software – 5.0%
118,500	Oracle Corp.	7,236,795
44,000	Salesforce, Inc.(a)	6,328,960
32,780	Workday, Inc., Class A(a)	4,989,772

		18,555,527

	Tobacco – 1.7%
152,314	Altria Group, Inc.	6,150,439

	Total Common Stocks (Identified Cost $399,291,215)	352,714,418

Principal Amount
Short-Term Investments – 4.8%
$17,648,686	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $17,650,304 on 10/03/2022 collateralized by $18,355,900 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $18,001,686 including accrued interest(b) (Identified Cost $17,648,686)	17,648,686

	Total Investments – 100.0% (Identified Cost $416,939,901)	370,363,104
	Other assets less liabilities – (0.0)%	(47,212)

	Net Assets – 100.0%	$370,315,892

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$352,714,418	$—	$—	$352,714,418
Short-Term Investments	—	17,648,686	—	17,648,686

Total	$352,714,418	$17,648,686	$—	$370,363,104

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2022 (Unaudited)

Capital Markets	13.0%
Interactive Media & Services	8.2
Oil, Gas & Consumable Fuels	8.2
Banks	7.1
Entertainment	6.2
Consumer Finance	5.9
IT Services	5.7
Software	5.0
Insurance	4.8
Internet & Direct Marketing Retail	4.6
Media	3.4
Machinery	3.4
Hotels, Restaurants & Leisure	2.6
Building Products	2.4
Automobiles	2.2
Health Care Providers & Services	2.0
Other Investments, less than 2% each	10.5
Short-Term Investments	4.8

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%